Segment information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales	€ 37,761	€ 36,041	[1]	€ 36,126	[1]
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	26,970	25,674		25,700
Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	14,218	14,720		16,537
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	2,494	2,661		3,012
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	969	933		883
Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	218	259		258
Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	329	312		347
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	1,486	1,351		1,359
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	929	913		1,333
Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	699	808		901
Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	808	813		758
Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	12,752	10,954		9,163
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,955	2,045		1,879
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	683	690		708
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	1,003	948		918
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	844	817		813
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	563	638		684
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	455	536		484
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	5,249	3,534		2,074
Vaccines
Disclosure of geographical areas [line items]
Net sales	6,323	5,973		5,731
Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	2,159	2,106		1,946
Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	2,628	2,472		1,891
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	4,468	4,394		4,695
Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	612	617		607
Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	1,093	1,051		1,094
Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	1,131	988		1,104
Europe
Disclosure of geographical areas [line items]
Net sales	9,759	9,151		9,082
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	7,201	6,819		6,797
Europe | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	4,437	4,505		4,809
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	474	537		599
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	394	374		343
Europe | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	161	119		112
Europe | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	22	24		41
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	703	656		730
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	115	126		141
Europe | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	7	10		9
Europe | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	723	658		599
Europe | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	2,764	2,314		1,988
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	512	473		414
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	244	249		259
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	410	389		388
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	223	200		185
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0		0
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	112	187		170
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	649	386		204
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,225	973		851
Europe | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	306	331		315
Europe | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	729	441		230
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,333	1,359		1,434
Europe | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	49	51		53
Europe | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	515	481		482
Europe | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	389	371		377
USA
Disclosure of geographical areas [line items]
Net sales	14,385	13,465		12,756
USA | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	10,484	9,635		8,918
USA | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,637	2,869		3,386
USA | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	861	929		1,149
USA | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	259	267		289
USA | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	5	106		112
USA | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	292	274		295
USA | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	29	30		33
USA | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	9	10		0
USA | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	117	161		152
USA | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	41	67		56
USA | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	7,847	6,766		5,532
USA | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,312	1,448		1,351
USA | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	173	177		184
USA | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	373	359		331
USA | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	395	406		410
USA | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	429	445		517
USA | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	253	246		212
USA | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	3,971	2,808		1,669
USA | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,762	2,759		2,733
USA | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	470	412		380
USA | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	1,366	1,575		1,289
USA | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,139	1,071		1,105
USA | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	371	361		323
USA | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	196	181		185
USA | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	124	85		150
Other countries
Disclosure of geographical areas [line items]
Net sales	13,617	13,425		14,288
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	9,285	9,220		9,985
Other countries | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	7,144	7,346		8,342
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,159	1,195		1,264
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	316	292		251
Other countries | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	52	34		34
Other countries | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	15	14		11
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	754	665		596
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	805	777		1,192
Other countries | Pharmaceuticals | Generics
Disclosure of geographical areas [line items]
Net sales	575	637		740
Other countries | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	44	88		103
Other countries | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	2,141	1,874		1,643
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	131	124		114
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	266	264		265
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	220	200		199
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	226	211		218
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	134	193		167
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	90	103		102
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	629	340		201
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,336	2,241		2,147
Other countries | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,383	1,363		1,251
Other countries | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	533	456		372
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,996	1,964		2,156
Other countries | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	192	205		231
Other countries | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	382	389		427
Other countries | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	€ 618	€ 532		€ 577

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.